Commitments and contingent liabilities - Environmental costs (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and contingent liabilities
Provisions	$ 1,724	$ 1,560	$ 1,564	$ 891
Environmental costs and liabilities | Minimum
Commitments and contingent liabilities
Estimated financial effect of contingent liabilities	99	95	86
Environmental costs and liabilities | Maximum
Commitments and contingent liabilities
Estimated financial effect of contingent liabilities	165	158	143
Environmental
Commitments and contingent liabilities
Provisions	$ 90	$ 100	$ 96	$ 97